Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522

TEL: (212) 735-3000
FAX: (212) 735-2000
www.skadden.com

March 12, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004
Attention: Laura Hatch

RE:	The Gabelli Global Gold, Natural Resources & Income Trust (File Nos. 333-164363 and 811-21698)
Ladies and Gentlemen:
          Electronically transmitted herewith for filing on behalf of The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) is the Fund’s Post-Effective Amendment No. 1 to its registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933.
          The Fund represents that its Registration Statement is substantially similar to Pre-Effective Amendment No. 1, filed February 4, 2010, to the Fund’s current shelf and that no substantive changes have been made to the disclosure contained in Pre-Effective Amendment No. 1 to the Fund’s current shelf, except certain updating changes, including inclusion through incorporation by reference of audited financials to comply with the undertaking in Item 512(a) of Regulation S-K to file a post-effective amendment to a shelf registration statement and related updates to financial highlights, updates to the fee tables, updates to information regarding the Fund’s investment adviser, minor modifications to certain risk factors, updates of certain factual information and inclusion of disclosure regarding qualifications of directors and board leadership and risk management, and other minor updates. As such, the Fund hereby requests accelerated review of the Fund’s Registration Statement.
          If you have any questions or comments or require any additional information in connection with the Fund or the Registration Statement please telephone me at (212) 735-2262 or Rick Prins at 212-735-2790.

Very truly yours,
/s/ Rose Park
Rose Park

Enclosures